TRADEMARKS	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
TRADEMARKS

NOTE 6 – TRADEMARKS

Costs associated with the registration of trademarks have been capitalized in the amount of $1,300 and have been included in other assets. As of June 30, 2024 and December 31, 2023, no trademark has been filed, however, when the trademark is filed, the costs will be amortized over the estimated useful life of 20 years.